SHARE CAPITAL (Details) - SEK (kr) shares in Thousands		12 Months Ended
		Apr. 30, 2018	Apr. 30, 2017
Number of shares
Balance		126,098,166	107,209,310
2016 Private placement	[1]		8,750,000
2016 Offset issue	[2]		3,080,000
2017 Conversion of convertible loan			7,058,856
2017 Rights issue		50,308,206
Balance		176,406,372	126,098,166
Share capital, SEK
Balance		kr 11,904,000	kr 10,720,000
2016 Private placement	[1]		875,000
2016 Offset issue	[2]		308,000
2017 Conversion of convertible loan			705,886
2017 Rights issue		5,030,821
Balance		kr 17,641,000	kr 11,904,000

[1]	Private placement to a limited number of investors.
[2]	Offset of liability deriving from acquisition of intangible assets.